                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       La Crosse Advisers, L.L.C.
            ------------------------------------------
Address:    311 Main Street
            ------------------------------------------
            La Crosse, Wisconsin 54601
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-03977
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Hulme
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (608) 782-1148
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Steven J. Hulme    La Crosse, Wisconsin                     May 15, 2001
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: None

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       57
                                              -----------------------

Form 13F Information Table Value Total:      $82,510,314.50
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE



                                                                                                                Voting Authority

                                 Title      CUSIP         Fair Market      Shares/  SH/ Put/ Investmt  Other    Sole     Share None
Name of Issuer                    of                         Value         PRN AMT  PRN Call Dscretn  Managers
                                 Class
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.       COM       000886101       1,028,500.00    121,000  SH          Sole            121,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ---------- ----- ----
AES Corp.                         COM       00130H105       1,898,480.00     38,000  SH          Sole             38,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ---------- ----- ----
AVX Corporation                   COM       002444107         949,300.00     55,000  SH          Sole             55,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ---------- ----- ----
Albertsons Inc.                   COM       013104104       1,686,460.00     53,000  SH          Sole             53,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Allstate Corp.                    COM       020002101       1,887,300.00     45,000  SH          Sole             45,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Applied Materials                 COM       038222105         870,000.00     20,000  SH          Sole             20,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Bank of America Corp.             COM       060505104       1,533,000.00     28,000  SH          Sole             28,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Bank One Corp.                    COM       06423A103       1,411,020.00     39,000  SH          Sole             39,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Burlington Northern
  Santa Fe Corp.                  COM       12189T104       1,974,700.00     65,000  SH          Sole             65,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Calpine Corp.                     COM       131347106       2,423,080.00     44,000  SH          Sole             44,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Cardinal Health Inc.              COM       14149Y108       1,838,250.00     19,000  SH          Sole             19,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Chevron Corp.                     COM       166751107         878,000.00     10,000  SH          Sole             10,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Cisco Systems Inc.                COM       17275R102       1,296,666.00     82,000  SH          Sole             82,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Citigroup Inc.                    COM       172967101       1,439,360.00     32,000  SH          Sole             32,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Compaq Computer Corp.             COM       204493100       1,128,400.00     62,000  SH          Sole             62,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
ConAgra Foods Inc.                COM       205887102       1,039,680.00     57,000  SH          Sole             57,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Delta Airlines Inc.               COM       247361108       1,106,000.00     28,000  SH          Sole             28,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Eaton Corp.                       COM       278058102       1,301,500.00     19,000  SH          Sole             19,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Edison International              COM       281020107         568,800.00     45,000  SH          Sole             45,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
REl Paso Corp.                    COM       281020107       1,501,900.00     23,000  SH          Sole             23,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Emerson Electric Co.              COM       291011104       1,426,000.00     23,000  SH          Sole             23,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Federal National Mortgage
  Assoc.                          COM       313586109       1,671,600.00     21,000  SH          Sole             21,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Federated Department Stores
  Inc.                            COM       31410H101       1,454.250.00     35,000  SH          Sole             35,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
First Data Corp.                  COM       319963104       1,253,910.00     21,000  SH          Sole             21,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Fleetboston Financial Corp.       COM       339030108       1,844,125.25     48,851  SH          Sole             48,851
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Ford Motor Co.                    COM       345370860       1,602,840.00     57,000  SH          Sole             57,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Gateway Inc.                      COM       367626108         857,310.00     51,000  SH          Sole             51,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----

                                                                                                                Voting Authority

                                 Title      CUSIP         Fair Market      Shares/  SH/ Put/ Investmt  Other    Sole     Share None
Name of Issuer                    of                         Value         PRN AMT  PRN Call Dscretn  Managers
                                 Class
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.            COM       369550108       1,568,500.00     25,000  SH          Sole             25,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Home Depot Inc.                   COM       437076102       1,249,900.00     29,000  SH          Sole             29,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Intel Corp.                       COM       458140100       1,710,345.00     65,000  SH          Sole             65,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Jabil Circuit Inc.                COM       466313103         648,600.00     30,000  SH          Sole             30,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Kimberly Clark Corp.              COM       494368103       1,772,058.75     26,125  SH          Sole             26,125
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Metlife Inc.                      COM       59156R108       2,103,500.00     70,000  SH          Sole             70,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Microsoft Corp.                   COM       594918104       1,367,200.00     25,000  SH          Sole             25,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Micron Technology Inc.            COM       595112103       1,578,140.00     38,000  SH          Sole             38,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Government Obligations Fund       COM       60934N104       1,180,897.00  1,180,897  SH          Sole        1,180,897.00
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Federated U.S. Treasury
  Cash Reserves                   COM       60934N682       1,160,072.00  1,160,072  SH          Sole          1,160,072
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Morgan (J P) & Co.                COM       616880100       1,990,192.50     44,325  SH          Sole             44,325
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Morgan Stanley Dean
  Witter Discover                 COM       617446448       1,177,000.00     22,000  SH          Sole             22,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Motorola Inc.                     COM       620076109         784,300.00     55,000  SH          Sole             55,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Parker Hannifin Corp.             COM       701094104         953,280.00     24,000  SH          Sole             24,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Philip Morris Co. Inc.            COM       718154107       1,850,550.00     39,000  SH          Sole             39,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Reliant Energy Inc.               COM       75952J108       1,674,250.00     37,000  SH          Sole             37,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
SBC Communications Inc.           COM       78387G103       1,428,160.00     32,000  SH          Sole             32,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Sears Roebuck & Co.               COM       812387108       1,834,040.00     52,000  SH          Sole             52,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Solectron Corp.                   COM       834182107       1,026,540.00     54,000  SH          Sole             54,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Tellabs Inc.                      COM       879664100       1,261,328.00     31,000  SH          Sole             31,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Tenet Healthcare Corp.            COM       88033G100       1,980,000.00     45,000  SH          Sole             45,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Tyco International Ltd.           COM       902124106       1,383,360.00     32,000  SH          Sole             32,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
USX-Marathon Group                COM       902905827       1,428,350.00     53,000  SH          Sole             53,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
U S. Bancorp Del                  COM       902973304         928,000.00     40,000  SH          Sole             40,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
United Technologies Corp.         COM       913017109       1,685,900.00     23,000  SH          Sole             23,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
United Health Group Inc.          COM       91324P102       1,748,170.00     29,500  SH          Sole             29,500
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Verizon Communications Inc.       COM       92343V104       1,942,420.00     39,400  SH          Sole             39,400
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Washington Mutual Inc.            COM       939322103       2,135,250.00     39,000  SH          Sole             39,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Wells Fargo & Co (New)            COM       949746101       2,226,150.00     45,000  SH          Sole             45,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
Weyerhaeuser Co                   COM       962166104         863,430.00     17,000  SH          Sole             17,000
------------------------------- -------- ------------- ------------------ ---------- ---  --- -------- ------ ----------- ----- ----
GRAND TOTAL                                                82,510,314.50
=============================== ======== ============= ================== ========== ===  === ======== ====== =========== ===== ====